Dear Shareholder:

The Victory Portfolios Prospectus for the following Funds is being revised to reflect changes in the total fund operating expenses of some of the Funds and changes to certain voluntary expense limitations. It is also being revised to reflect changes to sales charge information and to information regarding the portfolio managers for the Value Fund and the Growth Fund. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                                   Value Fund
                             Diversified Stock Fund
                                Stock Index Fund
                                   Growth Fund
                             Established Value Fund
                               Special Value Find
                         Small Company Opportunity Fund
                               International Fund
                            Nasdaq-100 Index(R) Fund


                       Supplement dated December 23, 2002
                      To the Prospectus dated March 1, 2002


1. On page 3, under "Value Fund" "Fund Expenses" replace the chart with the following:


         Shareholder Transaction Expenses
         (paid directly from your investment)(1)                Class A           Class G
         -------------------------------------------------- ----------------- ----------------
         Maximum Sales Charge
         Imposed on Purchases
         (as a percentage of offering price)                     5.75%             NONE
         -------------------------------------------------- ----------------- ----------------
         Maximum Deferred Sales Charge
         (as a percentage of the lower of                        NONE(2)           NONE
         purchase or sale price)
         -------------------------------------------------- ----------------- ----------------
         Maximum Sales Charge Imposed                             NONE             NONE
         on Reinvested Dividends
         -------------------------------------------------- ----------------- ----------------
         Redemption Fees                                          NONE             NONE
         -------------------------------------------------- ----------------- ----------------
         Exchange Fees                                            NONE             NONE

         Annual Fund Operating Expenses
         (deducted from Fund assets)
         -------------------------------------------------- ----------------- ----------------
         Management Fees                                         0.73%             0.73%
         -------------------------------------------------- ----------------- ----------------
         Distribution (12b-1) Fees                               0.00%             0.50%
         -------------------------------------------------- ----------------- ----------------
         Other Expenses (including a shareholder servicing
         fee of 0.25% applicable to Class A Shares)              0.49%             0.64%
         -------------------------------------------------- ----------------- ----------------
         Total Fund Operating Expenses                           1.22%            1.87%(3)
         -------------------------------------------------- ----------------- ----------------

         (1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
         (2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
         (3) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class G Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.50%. This waiver/reimbursement may be terminated at any time. Expenses have been restated to reflect current fees.



                                 VF-EQUITY-SUPP3

2. On page 3, delete the "Example" table and insert the following:

         EXAMPLE: The following Example is designed to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ------------------- ---------------- ----------------- ---------------- -----------------
                                 1 Year           3 Years           5 Years          10 Years
         Class A                  $692              $940            $1,207            $1,967
         ------------------- ---------------- ----------------- ---------------- -----------------
         Class G                  $190              $588            $1,011            $2,190
         ------------------- ---------------- ----------------- ---------------- -----------------


3. On page 5, under "Diversified Stock Fund" "Fund Expenses" replace the chart with the following:

         Shareholder Transaction Expenses
         (paid directly from your investment)(1)                    Class A           Class G
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge
         Imposed on Purchases
         (as a percentage of offering price)                         5.75%             NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Deferred Sales Charge
         (as a percentage of the lower of
         purchase or sale price)                                      NONE(2)          NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge Imposed
         on Reinvested Dividends                                      NONE             NONE
         ------------------------------------------------------ ----------------- ----------------
         Redemption Fees                                              NONE             NONE
         ------------------------------------------------------ ----------------- ----------------
         Exchange Fees                                                NONE             NONE

         Annual Fund Operating Expenses
         (deducted from Fund assets)
         ------------------------------------------------------ ----------------- ----------------
         Management Fees                                             0.63%             0.63%
         ------------------------------------------------------ ----------------- ----------------
         Distribution (12b-1) Fees                                   0.00%             0.50%
         ------------------------------------------------------ ----------------- ----------------
         Other Expenses (including a shareholder servicing           0.46%             0.42%
         fee of 0.25% applicable to Class A Shares)
         ------------------------------------------------------ ----------------- ----------------
         Total Fund Operating Expenses(3)                            1.09%             1.55%
         ------------------------------------------------------ ----------------- ----------------

         (1)You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
         (2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
         (3) Expenses have been restated to reflect current fees.


4. On page 5, delete the "Example" table and insert the following:

         EXAMPLE: The following Example is designed to help you compare the cost of investing in the Diversified Stock Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ------------------- ---------------- ----------------- ---------------- -----------------
                                 1 Year           3 Years           5 Years          10 Years
         Class A                  $680              $902            $1,141            $1,827
         ------------------- ---------------- ----------------- ---------------- -----------------
         Class G                  $158              $490             $845             $1,845
         ------------------- ---------------- ----------------- ---------------- -----------------

                                       2
                                 VF-EQUITY-SUPP3

5. On page 7, under "Stock Index Fund" "Fund Expenses" replace the chart with the following:

         Shareholder Transaction Expenses
         (paid directly from your investment)(1)                    Class A           Class G
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge
         Imposed on Purchases
         (as a percentage of offering price)                         5.75%             NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Deferred Sales Charge
         (as a percentage of the lower of
         purchase or sale price)                                      NONE(2)          NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge Imposed                                 NONE             NONE
         on Reinvested Dividends
         ------------------------------------------------------ ----------------- ----------------
         Redemption Fees                                              NONE             NONE
         ------------------------------------------------------ ----------------- ----------------
         Exchange Fees                                                NONE             NONE


         Annual Fund Operating Expenses
         (deducted from Fund assets)
         ------------------------------------------------------ ----------------- ----------------
         Management Fees                                             0.48%             0.48%
         ------------------------------------------------------ ----------------- ----------------
         Distribution (12b-1) Fees                                   0.00%             0.00%
         ------------------------------------------------------ ----------------- ----------------
         Other Expenses (including a shareholder servicing
         fee of 0.25% applicable to Class A Shares)                  0.27%             0.71%
         ------------------------------------------------------ ----------------- ----------------
         Total Fund Operating Expenses                               0.75%            1.19%(3)
         ------------------------------------------------------ ----------------- ----------------

         (1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
         (2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
         (3) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class G Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.00%. This waiver/reimbursement may be terminated at any time. Expenses have been restated to reflect current fees.


6. On page 7, delete the "Example" table and insert the following:

         EXAMPLE: The following Example is designed to help you compare the cost of investing in the Stock Index Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ------------------- ---------------- ----------------- ---------------- -----------------
                                 1 Year           3 Years           5 Years          10 Years
         Class A                  $647              $801             $968             $1,452
         ------------------- ---------------- ----------------- ---------------- -----------------
         Class G                  $121              $378             $654             $1,443
         ------------------- ---------------- ----------------- ---------------- -----------------

                                       3
                                 VF-EQUITY-SUPP3

7. On page 9, under "Growth Fund" "Fund Expenses" replace the chart with the following:

         Shareholder Transaction Expenses
         (paid directly from your investment)(1)                    Class A           Class G
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge
         Imposed on Purchases
         (as a percentage of offering price)                         5.75%             NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Deferred Sales Charge
         (as a percentage of the lower of
         purchase or sale price)                                      NONE(2)          NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge Imposed                                 NONE             NONE
         on Reinvested Dividends
         ------------------------------------------------------ ----------------- ----------------
         Redemption Fees                                              NONE             NONE
         ------------------------------------------------------ ----------------- ----------------
         Exchange Fees                                                NONE             NONE


         Annual Fund Operating Expenses
         (deducted from Fund assets)
         ------------------------------------------------------ ----------------- ----------------
         Management Fees                                             0.74%             0.74%
         ------------------------------------------------------ ----------------- ----------------
         Distribution (12b-1) Fees                                   0.00%             0.50%
         ------------------------------------------------------ ----------------- ----------------
         Other Expenses (including a shareholder servicing
         fee of 0.25% applicable to Class A Shares)                  0.49%             0.69%
         ------------------------------------------------------ ----------------- ----------------
         Total Fund Operating Expenses                               1.23%            1.93%(3)
         ------------------------------------------------------ ----------------- ----------------

         (1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
         (2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
         (3) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class G Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.50%. This waiver/reimbursement may be terminated at any time. Expenses have been restated to reflect current fees.


8. On page 9, delete the "Example" table and insert the following:

         EXAMPLE: The following Example is designed to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ------------------- ---------------- ----------------- ---------------- -----------------
                                 1 Year           3 Years           5 Years          10 Years
         Class A                  $693              $943            $1,212            $1,978
         ------------------- ---------------- ----------------- ---------------- -----------------
         Class G                  $196              $606            $1,042            $2,254
         ------------------- ---------------- ----------------- ---------------- -----------------

                                       4
                                 VF-EQUITY-SUPP3

9. On page 11, under "Established Value Fund" "Fund Expenses" replace the chart with the following:

         Shareholder Transaction Expenses
         (paid directly from your investment)(1)                    Class A           Class G
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge
         Imposed on Purchases
         (as a percentage of offering price)                         5.75%             NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Deferred Sales Charge
         (as a percentage of the lower of
         purchase or sale price)                                     NONE(2)           NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge Imposed
         on Reinvested Dividends                                      NONE             NONE
         ------------------------------------------------------ ----------------- ----------------
         Redemption Fees                                              NONE             NONE
         ------------------------------------------------------ ----------------- ----------------
         Exchange Fees                                                NONE             NONE

         Annual Fund Operating Expenses
         (deducted from Fund assets)
         ------------------------------------------------------ ----------------- ----------------
         Management Fees                                             0.53%             0.53%
         ------------------------------------------------------ ----------------- ----------------
         Distribution (12b-1) Fees                                   0.00%             0.50%
         ------------------------------------------------------ ----------------- ----------------
         Other Expenses (including a shareholder servicing
         fee of 0.25% applicable to Class A Shares)                  0.57%             0.32%
         ------------------------------------------------------ ----------------- ----------------
         Total Fund Operating Expenses                               1.10%             1.35%
         ------------------------------------------------------ ----------------- ----------------

         (1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
         (2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."


10. On page 11, delete the "Example" table and insert the following:

         EXAMPLE: The following Example is designed to help you compare the cost of investing in the Established Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ------------------- ---------------- ----------------- ---------------- -----------------
                                 1 Year           3 Years           5 Years          10 Years
         Class A                  $681              $905            $1,146            $1,838
         ------------------- ---------------- ----------------- ---------------- -----------------
         Class G                  $137              $428             $739             $1,624
         ------------------- ---------------- ----------------- ---------------- -----------------


                                       5
                                 VF-EQUITY-SUPP3

11. On page 15, under "Small Company Opportunity Fund" "Fund Expenses" replace the chart with the following:

         Shareholder Transaction Expenses
         (paid directly from your investment)(1)                    Class A           Class G
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge
         Imposed on Purchases
         (as a percentage of offering price)                         5.75%             NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Deferred Sales Charge
         (as a percentage of the lower of
         purchase or sale price)                                     NONE(2)           NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge Imposed                                 NONE             NONE
         on Reinvested Dividends
         ------------------------------------------------------ ----------------- ----------------
         Redemption Fees                                              NONE             NONE
         ------------------------------------------------------ ----------------- ----------------
         Exchange Fees                                                NONE             NONE


         Annual Fund Operating Expenses
         (deducted from Fund assets)
         ------------------------------------------------------ ----------------- ----------------
         Management Fees                                             0.63%             0.63%
         ------------------------------------------------------ ----------------- ----------------
         Distribution (12b-1) Fees                                   0.00%             0.50%
         ------------------------------------------------------ ----------------- ----------------
         Other Expenses (including a shareholder servicing
         fee of 0.25% applicable to Class A Shares)                  0.55%             0.39%
         ------------------------------------------------------ ----------------- ----------------
         Total Fund Operating Expenses(3)                            1.18%             1.52%
         ------------------------------------------------------ ----------------- ----------------

         (1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
         (2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
         (3) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A and Class G Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.15% and 1.35%, respectively. These waivers/reimbursements may be terminated at any time.

                                       6
                                 VF-EQUITY-SUPP3

12. On page 17, under "International Fund" "Fund Expenses" replace the chart with the following:


         Shareholder Transaction Expenses
         (paid directly from your investment)(1)                    Class A           Class G
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge                                        5.75%             NONE
         Imposed on Purchases
         (as a percentage of offering price)
         ------------------------------------------------------ ----------------- ----------------
         Maximum Deferred Sales Charge
         (as a percentage of the lower of
         purchase or sale price)                                      NONE(2)          NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge Imposed
         on Reinvested Dividends                                      NONE             NONE
         ------------------------------------------------------ ----------------- ----------------
         Redemption Fees                                              NONE             NONE
         ------------------------------------------------------ ----------------- ----------------
         Exchange Fees                                                NONE             NONE


         Annual Fund Operating Expenses
         (deducted from Fund assets)
         ------------------------------------------------------ ----------------- ----------------
         Management Fees                                             1.10%             1.10%
         ------------------------------------------------------ ----------------- ----------------
         Distribution (12b-1) Fees                                   0.00%             0.50%
         ------------------------------------------------------ ----------------- ----------------
         Other Expenses (including a shareholder servicing
         fee of 0.25% applicable to Class A Shares)                  1.16%             1.34%
         ------------------------------------------------------ ----------------- ----------------
         Total Fund Operating Expenses                               2.26%             2.94%
         ------------------------------------------------------ ----------------- ----------------

         (1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
         (2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."


13. On page 17, delete the "Example" table and insert the following:

         EXAMPLE: The following Example is designed to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


         ------------------- ---------------- ----------------- ---------------- -----------------
                                 1 Year           3 Years           5 Years          10 Years
         Class A                  $791             $1,241           $1,715            $3,021
         ------------------- ---------------- ----------------- ---------------- -----------------
         Class G                  $297              $910            $1,548            $3,261
         ------------------- ---------------- ----------------- ---------------- -----------------

                                       7
                                 VF-EQUITY-SUPP3

14. On page 27, under "Calculation of Sales Charges - Class A," delete the table and replace it with the following:

                                         Sales Charge      Sales Charge
                                           as a % of          as a % of
        Your Investment in the Funds     Offering Price    Your Investment
        ------------------------------ ------------------ ------------------
        Up to $49,999                        5.75%              6.10%
        ------------------------------ ------------------ ------------------
        ------------------------------ ------------------ ------------------
        $50,000 up to $99,999                4.50%              4.71%
        ------------------------------ ------------------ ------------------
        ------------------------------ ------------------ ------------------
        $100,000 up to $249,999              3.50%              3.63%
        ------------------------------ ------------------ ------------------
        ------------------------------ ------------------ ------------------
        $250,000 up to $$499,999             2.50%              2.56%
        ------------------------------ ------------------ ------------------
        ------------------------------ ------------------ ------------------
        $500,000 up to $999,999              2.00%              2.04%
        ------------------------------ ------------------ ------------------
        ------------------------------ ------------------ ------------------
        $1,000,000 and above*                0.00%              0.00%

         * There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of 1.00% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.


15. On page 28, under "Choosing a Share Class" "Sales Charge Reductions and Waivers for Class A Shares," replace item 4e with the following:

         [4.]e. Purchases in connection with bundled omnibus retirement programs sponsored by financial institutions. If the Distributor pays a concession to the dealer of record, a CDSC of 1.00% will be charged to the shareholder if any of those shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the SAI for details.


16. On page 35, under "Organization and Management of the Funds" "Portfolio Management" replace the first paragraph with the following:

         Neil A. Kilbane is the lead portfolio manager of the Value Fund. Mr. Kilbane, a Chartered Financial Analyst Charter Holder, has been the portfolio manager of the Value Fund since April 1998. He is a Senior Portfolio Manager and Managing Director of the Adviser and has been in the investment business since 1986.


17. On page 36, under "Organization and Management of the Funds" "Portfolio Management" replace the second paragraph with the following:

         William F. Ruple and Walter J. Henry are co-portfolio managers of the Growth Fund. Mr. Ruple is a Senior Portfolio Manager and Managing Director of the Adviser, and has been associated with the Adviser or an affiliate since 1970. He has been portfolio manager of the Fund since June 1995. Mr. Henry is a Managing Director and Portfolio Manager of the Adviser and has been with the Adviser since 1996. He has been a co-portfolio manager of the Fund since April 1, 2000.



Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.


                                       8
                                 VF-EQUITY-SUPP3

Dear Shareholder:

The Victory Portfolios Prospectus for the following Funds is being revised to reflect changes in the total fund operating expenses and changes to the voluntary expense limitation of the Balanced Fund. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                                  Balanced Fund
                                Convertible Fund
                                Real Estate Fund


                       Supplement dated December 23, 2002
                      To the Prospectus dated March 1, 2002


1. On page 3, under "Balanced Fund" "Fund Expenses" replace the chart with the following:

         Shareholder Transaction Expenses
         (paid directly from your investment)(1)                    Class A           Class G
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge
         Imposed on Purchases
         (as a percentage of offering price)                         5.75%             NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Deferred Sales Charge
         (as a percentage of the lower of
         purchase or sale price)                                     NONE(2)           NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge Imposed                                 NONE             NONE
         on Reinvested Dividends
         ------------------------------------------------------ ----------------- ----------------
         Redemption Fees                                              NONE             NONE
         ------------------------------------------------------ ----------------- ----------------
         Exchange Fees                                                NONE             NONE

         Annual Fund Operating Expenses
         (deducted from Fund assets)
         ------------------------------------------------------ ----------------- ----------------
         Management Fees                                             0.70%             0.70%
         ------------------------------------------------------ ----------------- ----------------
         Distribution (12b-1) Fees                                   0.00%             0.50%
         ------------------------------------------------------ ----------------- ----------------
         Other Expenses (including a shareholder servicing
         fee of 0.25% applicable to Class A Shares)                  0.52%             1.12%
         ------------------------------------------------------ ----------------- ----------------
         Total Fund Operating Expenses(3)                            1.22%             2.32%
         ------------------------------------------------------ ----------------- ----------------
         Fee Waiver/Expense Reimbursement                           (0.00)%           (0.32)%
         ------------------------------------------------------ ----------------- ----------------
         Net Expenses                                                1.22%            2.00%(4)
         ------------------------------------------------------ ----------------- ----------------

         (1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
         (2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
         (3) Expenses have been restated to reflect current fees.
         (4)The Adviser has contractually agreed to waive its management fee and to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of the Class G Shares of the Fund do not exceed 2.00% until at least February 28, 2012. The Adviser also intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class G Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.59%. This waiver/reimbursement may be terminated at any time.



                                  VF-SPEC-SUPP3

2. On page 3, delete the "Example" table and insert the following:

         EXAMPLE: The following Example is designed to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ------------------- ---------------- ----------------- ---------------- -----------------

                                 1 Year           3 Years           5 Years          10 Years
         Class A                $692              $940              $1,207           $1,967
         ------------------- ---------------- ----------------- ---------------- -----------------
         Class G                $203              $627              $1,078           $2,327
         ------------------- ---------------- ----------------- ---------------- -----------------









Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.





                                       2
                                  VF-SPEC-SUPP3

Dear Shareholder:

The Victory Portfolios Prospectus for the following Funds is being revised to reflect changes to certain voluntary expense limitations. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                            Intermediate Income Fund
                                 Fund for Income


                       Supplement dated December 23, 2002
                      To the Prospectus dated March 1, 2002


On page 3, under "Intermediate Income Fund" "Fund Expenses," please replace the chart with the following:


         Shareholder Transaction Expenses
         (paid directly from your investment)(1)                    Class A           Class G
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge
         Imposed on Purchases
         (as a percentage of offering price)                         2.00%             NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Deferred Sales Charge
         (as a percentage of the lower of
         purchase or sale price)                                      NONE(2)          NONE
         ------------------------------------------------------ ----------------- ----------------
         Maximum Sales Charge Imposed
         on Reinvested Dividends                                      NONE             NONE
         ------------------------------------------------------ ----------------- ----------------
         Redemption Fees                                              NONE             NONE
         ------------------------------------------------------ ----------------- ----------------
         Exchange Fees                                                NONE             NONE


         Annual Fund Operating Expenses
         (deducted from Fund assets)
         ------------------------------------------------------ ----------------- ----------------
         Management Fees                                             0.75%             0.75%
         ------------------------------------------------------ ----------------- ----------------
         Distribution (12b-1) Fees                                   0.00%             0.25%
         ------------------------------------------------------ ----------------- ----------------
         Other Expenses (including a shareholder servicing
         fee of 0.25% applicable to Class A Shares)                  0.51%             2.45%
         ------------------------------------------------------ ----------------- ----------------
         Total Fund Operating Expenses                               1.26%             3.45%
         ------------------------------------------------------ ----------------- ----------------
         Fee Waiver/Expense Reimbursement                           (0.00)%           (1.55)%
         ------------------------------------------------------ ----------------- ----------------
         Net Expenses                                                1.26%(3)         1.90%(4)
         ------------------------------------------------------ ----------------- ----------------

         (1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
         (2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
         (3) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.09%. This waiver/reimbursement may be terminated at any time.
         (4) The Adviser has contractually agreed to waive its management fee and to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of the Class G Shares of the Fund do not exceed 1.90% until at least February 28, 2012. The Adviser also intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class G Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.43%. This waiver/reimbursement may be terminated at any time.






Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.



                                  VF-TXFI-SUPP2